Parent Company - Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 21,976	$ 22,421	$ 20,846
Investment securities available for sale	123,054	146,520	154,334
Other assets		7,477	7,045
TOTAL ASSETS	762,258	735,139	677,531
LIABILITIES
Short-term borrowings	32,803	35,825	14,808
TOTAL LIABILITIES	684,066	672,835	613,664
STOCKHOLDERS' EQUITY	78,192	62,304	63,867	$ 53,473	$ 55,437
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 762,258	735,139	677,531
Parent Company [Member]
ASSETS
Cash and due from banks		1,329	466
Investment securities available for sale		814	783
Other assets		2,475	1,981
TOTAL ASSETS		80,097	75,278
LIABILITIES
Trust preferred securities		8,248	8,248
Short-term borrowings		9,499	3,136
Other liabilities		43	27
TOTAL LIABILITIES		17,790	11,411
STOCKHOLDERS' EQUITY		62,307	63,867
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		80,097	75,278
Parent Company [Member] | Non Bank Subsidiary [Member]
ASSETS
Equity method investments		2,418	2,534
Parent Company [Member] | Subsidiary Banks [Member]
ASSETS
Equity method investments		$ 73,061	$ 69,514